SCHEDULE OF ROLL FORWARD OF VALUATION ALLOWANCES OF DEFERRED TAX ASSETS (Details)	12 Months Ended
	Sep. 30, 2025 USD ($)	Sep. 30, 2025 CNY (¥)	Sep. 30, 2024 CNY (¥)
Income Tax Disclosure [Abstract]
Balance	$ 512	¥ 3,644
Addition of valuation allowance	9	61	3,644
Balance	$ 521	¥ 3,705	¥ 3,644